Consolidated Balance Sheets (Parentheticals) - shares	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Common shares, Issued	24,244,050	23,456,611	21,430,611
Common shares, Outstanding	24,244,050	23,456,611	21,430,611